OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Financial assets, Long-term receivables	¥ 513,281		¥ 504,307
Less: impairment	(443,088)		(15,542)
Financial assets, Long-term receivables, net of impairment	70,193		488,765
Prepayment for mining rights	873,277		806,534
Long-term prepaid expenses	838,568		653,241
Deferred losses for sales and leaseback transactions	77,449		97,070
Input VAT to be deducted	241,757		305,150
Others	330,256		481,901
Total non-financial assets	2,361,307		2,343,896
Total other non-current assets	2,431,500	$ 352,534	¥ 2,832,661
Impairment loss on long term lease receivable	¥ 384,000